SHAREHOLDERS' DEFICIT - Ordinary Shares (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 vote $ / shares shares	Dec. 31, 2022 vote Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Number of votes per share	1	1
Conversion ratio	1	1
Class A ordinary shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	907,000	907,000	907,000
Common shares, shares outstanding (in shares)	907,000	907,000	907,000
Number of votes per share | vote	1	1
Class A ordinary shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	28,407,000	28,407,000	28,407,000
Class B ordinary shares [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,875,000	6,875,000	6,875,000
Common shares, shares outstanding (in shares)	6,875,000	6,875,000	6,875,000
Class A Common Stock Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to possible redemption, outstanding (in shares)	27,500,000	27,500,000	27,500,000